Note 10 - Issuance of shares and warrants - Schedule of Stockholder's Equity (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2010	Feb. 01, 2010	Aug. 25, 2009	Jul. 23, 2009	Jul. 31, 2007	Jul. 28, 2004	Jul. 26, 2004	Jul. 23, 2004	Jul. 21, 2004	Jul. 20, 2004
Equity [Abstract]
Shares issued for cash			500	3,325	40,000		2,000	6,250	13,000	18,750
Shares issued for cash and software license											139,900
Shares issued for cash and software license (2)											100
Shares canceled		(40,000)
Price Per Share			$ 24	$ 20	$ 9.221		$ 2	$ 2	$ 2	$ 2	$ 0.0000715
Amount		$ (368,840)	$ 12,000	$ 66,500	$ 368,840		$ 4,000	$ 12,500	$ 26,000	$ 37,500
Deferred registration costs charged against proceeds	$ 183,825					$ (11,213)
Total Shares	14,297